Consolidated Balance Sheets (FY) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash		$ 8,988	$ 7,065			$ 9,483
Trade accounts receivable, net		542	757			421
Receivable research incentives		328	264			4,774
Inventories		2,240	2,196			2,114
Prepaid expenses and other current assets			3,643			1,116
Deferred offering costs			0			1,250
Total current assets		14,912	13,925			19,158
Property and equipment, net		2,041	2,294			3,249
Operating lease right-of-use assets		8,927	9,133			8,578
Intangible assets, net		228	244			272
Other noncurrent assets		1,351	1,351			1,353
Total assets		27,459	26,947			32,610
Current liabilities:
Trade accounts payable		5,608	3,756			2,109
Accrued expenses and other current liabilities			6,687			3,614
Current portion of operating lease liabilities		1,484	1,533			1,687
Loans payable, net, current		790	1,671			220
Deferred revenue, current		1,827	1,781			2,665
Promissory notes - related party		420	420			0
Total current liabilities		18,084	15,848			10,295
Warrant liabilities		1,254	1,892			0
Operating lease liabilities, net of current portion		7,165	7,301			6,990
Loans payable, net, noncurrent		8,260	7,811			12,233
Deferred revenue, noncurrent		9	9			54
Other noncurrent liabilities			0			18
Total liabilities		34,772	32,861			29,590
Commitments and contingencies (Note 14)
Stockholders' (deficit) equity:
Non-redeemable convertible preferred stock*, no par value; nil shares and 122,564,333 shares authorized as of December 31, 2022 and December 31, 2021, respectively; nil shares and 122,564,333 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively.	[1]		0			189,881
Common stock*, par value $0.0001 per share; 675,000,000 shares and unlimited shares authorized at December 31, 2022 and December 31, 2021, respectively; 113,335,530 shares and 2,817,498 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively.		12	11	[1]		0	[1]
Additional paid-in capital		404,501	381,274			148,850
Accumulated deficit		(401,405)	(376,797)			(325,268)
Accumulated other comprehensive loss		(10,421)	(10,402)			(10,443)
Total stockholders' (deficit) equity		(7,313)	(5,914)		$ (7,917)	3,020	[1]	$ 32,729	$ (103,868)
Total liabilities and stockholders' equity		$ 27,459	$ 26,947			$ 32,610

[1]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.